Employee Postretirement Benefits	12 Months Ended
Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Postretirement Benefits	Employee Postretirement Benefits
Substantially all regular employees in the U.S. and the United Kingdom are covered by defined contribution retirement plans and certain U.S. and United Kingdom employees previously earned benefits covered by defined benefit pension plans that currently provide no future service benefit (the "Principal Plans"). Certain other subsidiaries have defined benefit pension plans or, in certain countries, termination pay plans covering substantially all regular employees. The funding policy for our qualified defined benefit pension plans is to contribute assets at least equal in amount to regulatory minimum requirements. Nonqualified U.S. plans providing pension benefits in excess of limitations imposed by the U.S. income tax code are not funded.
Substantially all U.S. retirees and employees have access to our unfunded health care and life insurance benefit plans. The annual increase in the consolidated weighted-average health care cost trend rate is expected to be 5.9% in 2025 and to decline to 4.5% in 2034 and thereafter. Assumed health care cost trend rates affect the amounts reported for postretirement health care benefit plans.
Summarized financial information about postretirement plans, excluding defined contribution retirement plans, is presented below:

	Pension Benefits		Other Benefits
	Year Ended December 31
	2024	2023	2024	2023
Change in Benefit Obligation
Benefit obligation at beginning of year	$2,428	$2,398	$531	$533
Service cost	11	11	4	4
Interest cost	114	120	28	30
Actuarial (gain) loss(a)	(129)	58	(3)	13
Currency and other	(39)	56	(12)	5
Benefit payments from plans	(174)	(141)	—	—
Direct benefit payments	(8)	(8)	(51)	(54)
Settlements and curtailments	(5)	(66)	—	—
Benefit obligation at end of year	2,198	2,428	497	531
Change in Plan Assets
Fair value of plan assets at beginning of year	2,295	2,285	—	—
Actual return on plan assets	(32)	136	—	—
Employer contributions	14	24	—	—
Currency and other	(39)	57	—	—
Benefit payments	(174)	(141)	—	—
Settlements	(4)	(66)	—	—
Fair value of plan assets at end of year	2,060	2,295	—	—
Funded Status	$(138)	$(133)	$(497)	$(531)
(a)    The actuarial net gains in 2024 and actuarial net losses in 2023 were primarily due to discount rate increases and decreases, respectively.
Substantially all of the funded status of pension and other benefits is recognized in the Consolidated Balance Sheets in Noncurrent Employee Benefits, with the remainder recognized in Accrued expenses and other current liabilities and Other Assets.
Information for the Principal Plans and All Other Pension Plans

	Principal Plans		All Other Pension Plans		Total
	Year Ended December 31
	2024	2023	2024	2023	2024	2023
Projected benefit obligation (“PBO”)	$1,900	$2,123	$298	$305	$2,198	$2,428
Accumulated benefit obligation (“ABO”)	1,900	2,123	257	264	2,157	2,387
Fair value of plan assets	1,795	2,019	265	276	2,060	2,295
Approximately one-half of the PBO and fair value of plan assets for the Principal Plans relate to the U.S. qualified and nonqualified pension plans.
Information for Pension Plans with an ABO in Excess of Plan Assets

	December 31
	2024	2023
ABO	$2,042	$2,259
Fair value of plan assets	1,874	2,093
Information for Pension Plans with a PBO in Excess of Plan Assets

	December 31
	2024	2023
PBO	$2,048	$2,270
Fair value of plan assets	1,875	2,100
Components of Net Periodic Benefit Cost

	Pension Benefits			Other Benefits
	Year Ended December 31
	2024	2023	2022	2024	2023	2022
Service cost	$11	$11	$14	$4	$4	$7
Interest cost	114	120	89	28	30	21
Expected return on plan assets(a)	(123)	(127)	(121)	—	—	—
Recognized net actuarial (gain) loss	40	39	34	—	(3)	1
Settlements and curtailments	2	35	52	—	—	—
Other	—	—	—	—	1	(1)
Net periodic benefit cost	$44	$78	$68	$32	$32	$28
(a)The expected return on plan assets is determined by multiplying the fair value of plan assets at the remeasurement date, typically the prior year-end adjusted for estimated current year cash benefit payments and contributions, by the expected long-term rate of return.
The components of net periodic benefit cost other than the service cost component are included in the line item Nonoperating expense in our Consolidated Statements of Income.
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for the Years Ended December 31

	Pension Benefits				Other Benefits
	Projected 2025	2024	2023	2022	2024	2023	2022
Discount rate	5.38%	4.93%	5.22%	2.73%	5.66%	5.92%	3.15%
Expected long-term return on plan assets	6.12%	5.60%	5.80%	3.80%	—	—	—
Rate of compensation increase	3.43%	3.49%	3.45%	3.28%	—	—	—
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31

	Pension Benefits		Other Benefits
	2024	2023	2024	2023
Discount rate	5.38%	4.93%	6.04%	5.66%
Rate of compensation increase	3.43%	3.49%	—	—
Investment Strategies for the Principal Plans
Strategic asset allocation decisions are made considering several risk factors, including plan participants' retirement benefit security, the estimated payments of the associated liabilities, the plan funded status, and Kimberly-Clark's financial condition. The resulting strategic asset allocation is a diversified blend of equity and fixed income investments. Equity investments are typically diversified across geographies and market capitalization. Fixed income investments are diversified across multiple sectors including government issues and corporate debt instruments with a portfolio duration that is consistent with the estimated payment of the associated liability. Actual asset allocation is regularly reviewed and periodically rebalanced to the strategic allocation when considered appropriate. Our 2025 target plan asset allocation for the Principal Plans is approximately 85% fixed income securities and 15% equity securities.
The expected long-term rate of return is generally evaluated on an annual basis. In setting this assumption, we consider a number of factors including projected future returns by asset class relative to the current asset allocation. The weighted-average expected long-term rate of return on pension fund assets used to calculate pension expense for the Principal Plans was 5.73% in 2024, 6.05% in 2023 and 3.55% in 2022, and will be 6.34% in 2025.
Set forth below are the pension plan assets of the Principal Plans measured at fair value, by level in the fair-value hierarchy. More than 60% of the assets are held in pooled funds and are measured using a net asset value (or its equivalent). Accordingly, such assets do not meet the Level 1, Level 2, or Level 3 criteria of the fair value hierarchy.

	Fair Value Measurements as of December 31, 2024
	Total Plan Assets	Assets at Quoted Prices in Active Markets for Identical Assets (Level 1)	Assets at Significant Observable Inputs (Level 2)	Assets at Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents
Held directly	$25	$16	$9	$—
Fixed Income
Held directly
U.S. government and municipals	112	94	18	—
U.S. corporate debt	304	—	304	—
U.S. securitized	1	—	1	—
International bonds	50	—	50	—
Held through mutual and pooled funds measured at net asset value
U.S. government and municipals	289	—	—	—
Non-U.S. securitized	69	—	—	—
International bonds	509	—	—	—
Equity
Held directly
U.S. equity	14	14	—	—
International equity	11	11	—	—
Held through mutual and pooled funds measured at net asset value
Non-U.S. equity	2	—	—	—
Global equity	218	—	—	—
Insurance Contracts	194	—	—	194
Other	(3)	(3)	—	—
Total Plan Assets	$1,795	$132	$382	$194

	Fair Value Measurements as of December 31, 2023
	Total Plan Assets	Assets at Quoted Prices in Active Markets for Identical Assets (Level 1)	Assets at Significant Observable Inputs (Level 2)	Assets at Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents
Held directly	$34	$23	$11	$—
Fixed Income
Held directly
U.S. government and municipals	98	97	1	—
U.S. corporate debt	203	—	203	—
International bonds	38	—	38	—
Held through mutual and pooled funds measured at net asset value
U.S. government and municipals	85	—	—	—
U.S. corporate debt	408	—	—	—
Non-U.S. securitized	67	—	—	—
International bonds	591	—	—	—
Equity
Held directly
U.S. equity	21	21	—	—
International equity	15	15	—	—
Held through mutual and pooled funds measured at net asset value
Non-U.S. equity	3	—	—	—
Global equity	224	—	—	—
Insurance Contracts	230	—	—	230
Other	2	2	—	—
Total Plan Assets	$2,019	$158	$253	$230
Futures contracts are used when appropriate to manage duration targets. As of December 31, 2024 and 2023, the U.S. plan held directly Treasury futures contracts with a total notional value of approximately $278 and $288, respectively, and an insignificant fair value. As of December 31, 2024 and 2023, the United Kingdom plan held through a pooled fund future contracts with a total notional value of approximately $418 and $417, and an insignificant fair value.
During 2024 and 2023, the plan assets did not include a significant amount of Kimberly-Clark common stock.
Inputs and valuation techniques used to measure the fair value of plan assets vary according to the type of security being valued. Substantially all of the equity securities held directly by the plans are actively traded and fair values are determined based on quoted market prices. Fair values of U.S. government securities are determined based on trading activity in the marketplace.
Fair values of U.S. corporate debt, U.S. municipals and international bonds are typically determined by reference to the values of similar securities traded in the marketplace and current interest rate levels. Multiple pricing services are typically employed to assist in determining these valuations.
Fair values of equity securities and fixed income securities held through units of pooled funds are based on net asset value of the units of the pooled fund determined by the fund manager. Pooled funds are similar in nature to retail mutual funds, but are typically more efficient for institutional investors. The fair value of pooled funds is determined by the value of the underlying assets held by the fund and the units outstanding.
Equity securities held directly by the pension trusts and those held through units in pooled funds are monitored as to issuer and industry. Except for U.S. Treasuries, concentrations of fixed income securities are similarly monitored for concentrations by issuer and industry. As of December 31, 2024, there were no significant concentrations of equity or debt securities in any single issuer or industry.
No level 3 transfers (in or out) were made in 2024 or 2023. Fair values of insurance contracts are based on an evaluation of various factors, including purchase price.
We expect to contribute approximately $15 to our defined benefit pension plans in 2025. Over the next ten years, we expect that the following gross benefit payments will occur:

	Pension Benefits	Other Benefits
2025	$176	$53
2026	179	55
2027	178	54
2028	177	52
2029	174	50
2030-2034	848	218
Defined Contribution Pension Plans
Our 401(k) profit sharing plan and supplemental plan provide for a matching contribution of a U.S. employee's contributions and accruals, subject to predetermined limits, as well as a discretionary profit sharing contribution, in which contributions will be based on our profit performance. We also have defined contribution pension plans for certain employees outside the U.S. Costs charged to expense for our defined contribution pension plans were $158 in 2024, $166 in 2023, and $114 in 2022. Approximately 15% of these costs were for plans outside the U.S.